Exhibit 99.1

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	06/15/15
Transaction Month	52
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 1, 2011
Closing Date:	January 27, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:	$945,358,024.43

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%	February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%	November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%	April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%	December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%	April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%	June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$-	-	$-	-	$-
Class C Notes	$20,008,866.80	0.6223598	$-	-	$20,008,866.80
Total Securities	$20,008,866.80	0.0217303	$-	-	$20,008,866.80

Weighted Avg. Coupon (WAC)	5.10%		5.18%
Weighted Avg. Remaining Maturity (WARM)	14.22		13.70
Pool Receivables Balance	$54,556,870.95		$48,074,915.14
Remaining Number of Receivables	16,531		15,675

Adjusted Pool Balance	$53,569,076.67		$47,244,164.11

III. COLLECTIONS

Principal:
Principal Collections	$6,459,462.60
Repurchased Contract Proceeds Related to Principal	$8,559,000.00
Recoveries/Liquidation Proceeds	$130,322.06
Total Principal Collections	$15,148,784.66

Interest:
Interest Collections	$229,189.79
Late Fees & Other Charges	$18,099.21
Interest on Repurchase Principal	$-
Total Interest Collections	$247,289.00

Collection Account Interest	$354.24
Reserve Account Interest	$267.46
Servicer Advances	$-

Total Collections	$15,396,695.36

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	06/15/15
Transaction Month	52
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$15,396,695.36
Reserve Account Available	$4,726,790.12
Total Available for Distribution	$20,123,485.48

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$45,464.06	$-	$45,464.06	$45,464.06
Collection Account Interest					$354.24
Late Fees & Other Charges					$18,099.21
Total due to Servicer					$63,917.51

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$-		$-	$-

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$50,022.17		$50,022.17	$50,022.17

Available Funds Remaining:					$15,282,755.68

Reserve Account Release					$4,726,790.12
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$20,008,866.80

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$-	$-
Class B Notes Total:	$-	$-
Class C Notes Total:	$6,324,912.56	$20,008,866.80
Total Noteholders Principal		$20,008,866.80

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			679.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$987,794.28
Beginning Period Amount	$987,794.28
Current Period Amortization	$157,043.24
Ending Period Required Amount	$830,751.03
Ending Period Amount	$830,751.03
Next Distribution Date Amount	$693,334.98

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$4,726,790.12
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$-
Ending Period Amount	$-

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%

	Beginning	Ending	Target
Overcollateralization Amount	$33,560,209.87	$47,244,164.11	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool	3.55%	5.00%	3.55%
Overcollateralization as a % of Current Adjusted Pool	62.65%	100.00%	71.04%

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	06/15/15
Transaction Month	52
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.14%	15,384	96.49%	$46,387,364.57
30 - 60 Days	1.51%	237	2.80%	$1,345,691.67
61 - 90 Days	0.29%	45	0.62%	$295,896.40
91 + Days	0.06%	9	0.10%	$45,962.50
		15,675		$48,074,915.14
Total
Delinquent Receivables 61 + days past due	0.34%	54	0.71%	$341,858.90
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.28%	47	0.56%	$306,414.39
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.24%	42	0.42%	$261,219.52
Three-Month Average Delinquency Ratio	0.29%		0.56%

Repossession in Current Period		4		$29,628.95
Repossession Inventory		13		$22,286.17

Charge-Offs
Gross Principal of Charge-Off for Current Period				$22,493.21
Recoveries				$(130,322.06)
Net Charge-offs for Current Period				$(107,828.85)

Beginning Pool Balance for Current Period				$54,556,870.95

Net Loss Ratio				-2.37%
Net Loss Ratio for 1st Preceding Collection Period				-1.27%
Net Loss Ratio for 2nd Preceding Collection Period				-1.29%
Three-Month Average Net Loss Ratio for Current Period				-1.64%

Cumulative Net Losses for All Periods				$5,804,177.34
Cumulative Net Losses as a % of Initial Pool Balance				0.59%

Principal Balance of Extensions				$113,449.48
Number of Extensions				21